S000004349 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	287 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.78%	12.48%
Cohen & Steers Realty Majors Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.68%	3.56%	5.61%
iShares Select U.S. REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	3.19%	5.23%
Performance Inception Date				Jan. 29, 2001
iShares Select U.S. REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	2.30%	4.08%
iShares Select U.S. REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.34%	2.15%	3.62%